May 16, 2025

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elevation Series Trust (File Nos. 811-23812 and [ ])

Dear Sir/Madam:

On behalf of Elevation Series Trust, a registered open-end investment company (the “Trust”), we hereby submit, via electronic filing, a prospectus/proxy statement under the Securities Act of 1933, as amended, on Form N-14. The prospectus/proxy stated is filed in connection with the planned reorganization of the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, each a series of Financial Investors Trust, into the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, respectively, each a series of the Trust.

If you have any questions, please contact JoAnn M. Strasser at (614) 469-3265 or Daniel Moler at (513) 352-6611.

Very truly yours,

/s/ Daniel R. Moler
Daniel R. Moler